Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Detailed Information About Non-current Trade Receivables

(€’000)	As at December 31,
	2020	2019
Non-current trade receivables Mesoblast license agreement	1 923	1 955
Net investment in Lease	195	477

Total Non-current Trade and Other receivables	2 117	2 432

Summary of Other Non-current Assets

(€’000)	As at December 31,
	2020	2019
R&D Tax credit receivable	3 679	3 051

Total Non-current Grant receivables	3 679	3 051

Deposits	293	257

Total Other non-current assets	293	257